Leases - Operating lease cost and others (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2020 CNY (¥)
Components of operating lease cost
Operating lease cost	¥ 5,600
Variable lease cost	79
Total operating lease cost	5,679
Cash payments for operating leases	3,666
Operating lease assets obtained in exchange for operating lease liabilities	¥ 6,001
Weighted average remaining lease term (in years)	10 years 9 months 18 days
Weighted average discount rate (as a percent)	5.50%